SHARE BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, shares in Millions		12 Months Ended
	Jul. 01, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, option granted		$ 0.49
Unrecognized compensation cost		$ 1,800,000
Expected to recognized period		1 year
Stock-based compensation Expenses		$ 1,932,864	$ 158,972
2024 Equity Incentive Plan [Member] | Employees Office Consultants Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issuance number of shares	10.4